Equity-Based Compensation Non-Employee Directors Deferred Compensation Plan (Details) - Orbitz - Deferred Stock Units [Member]	12 Months Ended
Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement Deferral Percentage	100.00%
Number of shares executive receive per share of PSU earned	1
Deferred Compensation Arrangement Period Before Distribution of Units After Termination	200 days